Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of intangible assets, and property, plant and equipment

The Company’s intangible assets and property, plant and equipment located by country or region are specified below, and defines the Company’s non-current segment assets:

	2023	2022
	(EUR’000)
Non-current segment assets
Denmark (domicile country)	32,893	30,336
North America	68,589	89,439
Europe	13,571	14,148
Total non-current segment assets	115,053	133,923
Investment in associate	5,686	22,932
Marketable securities	—	7,492
Other receivables	2,127	1,920
Total non-current assets	122,866	166,267